Debt Instruments Eligible to Compose Capital	12 Months Ended
Dec. 31, 2021
Debt Instruments Eligible To Compose Capital
Debt Instruments Eligible to Compose Capital

19.	Debt Instruments Eligible to Compose Capital

Details of the balance of "Debt Instruments Eligible to Compose Capital" for the issuance of such instruments to compose the Tier I and Tier II of regulatory capital due to the Regulatory Capital Optimization Plan, are as follows:

					2021	2020	2019
	Issuance	Maturity	Issuance Value	Interest Rate (p.a.)
Tier I (1)	nov-18	No-Maturity (Perpetual)	US$1,250	7.250%	7,050,080	6,554,451	5,092,153
Tier II (1)	nov-18	nov/28	US$1,250	6.125%	7,038,527	6,565,209	5,083,808
Financial Bills - Tier II (2)	nov-21	nov-31	R$ 5,300	CDI+2%	5,351,046	-	-
Financial Bills - Tier II (2)	dez-21	dez-31	R$ 200	CDI+2%	201,755	-	-
Total					19,641,408	13,119,660	10,175,961
(1)	The issues were carried out through the Cayman Branch and there is no Income Tax at source, and interest is paid semiannually, as of May 8, 2019.
(2)	Letras Financeiras issued in November 2021 have a redemption and repurchase option.

Notes have the following common characteristics:

(a) Unit value of at least US$150 thousand and in integral multiples of US$1 thousand which exceeds such minimum value;

(b) The Notes may be repurchased or redeemed by Banco Santander after the 5th (fifth) anniversary from the date of issue of the Notes, at the Bank's sole discretion or due to changes in the tax legislation applicable to the Notes; or at any time, due to the occurrence of certain regulatory events.

	2021	2020	2019
Balance at beginning of the year	13,119,660	10,175,961	9,779,944
Issuance - Tier II	5,500,000	-	-
Interest payment Tier I (1)	505,300	506,771	272,947
Interest payment Tier II (1)	449,899	402,622	230,594
Exchange differences / Others	977,855	2,948,951	221,368
Payments of interest - Tier I	(493,071)	(495,789)	(178,278)
Payments of interest - Tier II	(418,235)	(418,856)	(150,614)
Balance at end of the year	19,641,408	13,119,660	10,175,961

(1)	The remuneration of interest relating to the Debt Instruments Eligible to Compose Capital Tier I and II was recorded against income for the period as "Interest expense and similar charges" (Note 32).